Deferred tax	12 Months Ended
Dec. 31, 2024
Deferred tax
Deferred tax

13.  Deferred tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$’m	$’m	$’m
At January 1, 2022	166	(302)	(136)
Credited/(charged) to the income statement (note 7)	75	(60)	15
(Charged)/credited to other comprehensive income	(21)	25	4
Exchange	(4)	17	13
At December 31, 2022	216	(320)	(104)
Credited/(charged) to the income statement (note 7)	60	(36)	24
Charged to other comprehensive income	4	4	8
Exchange	3	(5)	(2)
At December 31, 2023	283	(357)	(74)
(Charged)/credited to the income statement (note 7)	(6)	5	(1)
(Charged)/credited to other comprehensive income	(3)	2	(1)
Exchange	(6)	5	(1)
At December 31, 2024	268	(345)	(77)

The components of deferred tax assets and liabilities are as follows:

	At December 31,
	2024	2023
	$’m	$’m
Tax losses	53	39
Employee benefit obligations	19	23
Depreciation timing differences (including leases)	123	147
Provisions	29	29
Other	44	45
	268	283
Available for offset	(204)	(221)
Deferred tax assets	64	62
Intangible assets	(85)	(101)
Accelerated depreciation and other fair value adjustments (including leases)	(246)	(240)
Other	(14)	(16)
	(345)	(357)
Available for offset	204	221
Deferred tax liabilities	(141)	(136)

The tax (charge)/credit recognized in the consolidated income statement is analyzed as follows:

	Year ended
	December 31,
	2024	2023	2022
	$’m	$’m	$’m
Tax losses	16	14	15
Employee benefit obligations	(1)	3	3
Depreciation timing differences (including leases)	(21)	26	38
Provisions	—	(3)	8
Other deferred tax assets	—	20	11
Intangible assets	14	10	13
Accelerated depreciation and other fair value adjustments (including leases)	(8)	(49)	(68)
Other deferred tax liabilities	(1)	3	(5)
	(1)	24	15

Deferred tax assets are only recognized on tax loss carry forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. Included within deferred tax assets is an asset of $25 million recognized in respect of tax losses in Switzerland. This asset has been recognized as a result of the Group forecasting sufficient taxable profits over the foreseeable future against which this asset will be realized.

The Group did not recognize deferred tax assets of $675 million (2023: $155 million, 2022: $17 million) in respect of tax losses arising in certain of the Group’s subsidiary entities of $2.9 billion (2023: $729 million, 2022: $120 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization. These losses include $30 million losses which do not expire, $64 million which expire between 2029 and 2031, and $2.8 billion which expires between 2038 and 2041 under current tax legislation.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.